Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenues		$ 6,270,951	$ 5,367,405
Costs of services		2,638,887	1,951,235
Gross profit		3,632,064	3,416,170
Operating costs and expenses:
Selling expenses		997,560	869,378
General and administrative		5,083,391	4,509,893
Total operating costs and expenses		6,080,951	5,379,271
Loss from operations		(2,448,887)	(1,963,101)
Other (income) expenses:
Other (income) expenses		606,857	(1,890,840)
Interest income		(6,248)	(2,673)
Total other (income) expenses		600,609	(1,893,513)
Loss before provision for income taxes		(3,049,496)	(69,588)
Current income tax expense			8,570
Deferred income tax expense		111,582	78,001
Income taxes expense		111,582	86,571
Net loss		(3,161,078)	(156,159)
Net income (loss) attributable to non-controlling interest		(330,947)	75,783
Net loss attributable to common stockholders		(2,830,131)	(231,942)
Unrealized foreign currency translation adjustment		13,270	(18,844)
Comprehensive loss		$ (3,147,808)	$ (175,003)
Basic net loss per share (in Dollars per share)	[1]	$ (1.92)	$ (0.28)
Diluted net loss per share (in Dollars per share)	[1]	$ (1.92)	$ (0.28)
Weighted average number of ordinary shares-basic (in Shares)	[1]	1,470,812	827,060
Weighted average number of ordinary shares-diluted (in Shares)	[1]	1,470,812	827,060

[1]	All share and per share information presented herein has been retroactively adjusted to give effect to the reverse stock split effected on February 17, 2026.